SHARE-BASED COMPENSATION, SARs granted to Eligible Persons (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 115,087	$ 155,051	$ 253,452
Cash received for the exercise in the respective years	56,825	146,081	10,643
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	115,087	155,051	253,408
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 0	$ 0	$ 44
RSAs/RSUs [Member]
Share-based Compensation [Abstract]
Shares granted (in shares)	1,268,009	10,718,971	7,119,505
Compensation expense	$ 501,346	$ 549,286	$ 430,144
RSAs/RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	9,071	10,795	12,727
RSAs/RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	25,279	32,257	35,988
RSAs/RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	258,466	231,610	99,048
RSAs/RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 208,530	$ 274,624	282,381
SARs [Member]
Share-based Compensation [Abstract]
Shares granted (in shares)	7,290	91,038
Compensation expense	$ 8,562	$ 11,502	1,434
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	1,306	2,235	383
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	3,578	4,125	710
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	3,238	4,197	200
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 440	$ 945	$ 141